(Small Company Growth Portfolio Annuity) (Small Company Growth Portfolio, Small Company Growth Portfolio - Small Company Growth Portfolio)	18 Months Ended
Jun. 30, 2013
Small Company Growth Portfolio | Small Company Growth Portfolio - Small Company Growth Portfolio
Risk/Return:
Acquired Fund Fees and Expenses	0.02% [1]

[1]	Acquired Fund Fees and Expenses are not included in the Portfolio's financial statements, which provide a clearer picture of a portfolio's actual operating costs.